Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

5.     Income Taxes

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent. All of the Company’s income comes from domestic sources. Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2013	2012	2011

Current expense (benefit)	$256	$1,842	$(432)
Deferred expense (benefit)	673	(203)	205
Total income tax expense (benefit)	$929	$1,639	$(227)

A reconciliation of the federal income tax rate to the Company’s effective income tax rate follows:

	December 31,
	2013	2012	2011
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(12.3)	(8.9)	(33.5)
Change in valuation allowance	0.0	0.0	(10.3)
Dividends-received deduction	(2.2)	(1.5)	(7.0)
Permanent nondeductible expenses	0.1	0.2	0.9
Other	0.0	0.3	0.2
Effective income tax rate:	20.6%	25.1%	(14.7)%

The 2012 decrease in the deduction for tax-exempt interest and dividends received was primarily due to the increase in pre-tax income. The valuation allowance was eliminated in 2011.

As of December 31, 2013, 2012, and 2011, the Company had no liability for unrecognized tax benefits. The Company had no activity related to unrecognized tax benefits for the years ended December 31, 2013 and 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	$0

The Company’s continuing practice is to recognize interest expense related to income tax matters in income tax expense.  During the years ended December 31, 2013 and 2012, the Company recognized approximately $1 and $35, respectively, of interest expense related to income tax matters.  The Company had $1 and $35 of interest accrued as of December 31, 2013 and 2012, respectively.  No penalties have been accrued.

The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2008, and is currently under U.S. federal income tax audit for years 2009 through 2011.  This audit cycle began in April 2013.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2013	2012
Deferred Tax Assets
Deferred gain on disposal of business	$791	$931
Investments, net	2,123	3,368
Deferred acquisition costs	1,013	951
Employee and post-retirement benefits	800	676
Capital loss carryforward	266	0
Compensation related	5	8
Other	4	111
Total deferred tax asset	5,002	6,045

Deferred Tax Liabilities
Policyholder and separate account reserves	(1,542)	(1,921)
Net unrealized appreciation on securities	(3,279)	(5,644)
Other	(54)	(45)
Total deferred tax liability	(4,875)	(7,610)
Net deferred income tax asset (liability)	$127	$(1,565)

The calculation of the valuation allowance is made at the consolidated return group level.  A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement.  No cumulative valuation allowance has been recorded because it is management’s assessment that it is more likely than not that deferred tax assets of $5,002 will be realized.

The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods.  In assessing future taxable income, the Company considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies.  If changes occur in the assumptions underlying the Company’s tax-planning strategies or in the scheduling of the reversal of the Company’s deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2013, the Company had no net operating loss carryforward for U.S. federal income tax purposes. At December 31, 2013, the Company had a capital loss carryover of $760 for U.S. federal income tax purposes which was generated in 2013 and which will expire, if not utilized, in 2018.